Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Weighted average ordinary shares used in calculating basic and diluted earnings per share [abstract]
Summary of Weighted Average Shares and Adjusted Weighted Average Shares
The weighted average number of common shares for the purposes of diluted earnings per share reconciles to the weighted average number of common shares used in the calculation of basic earnings per share as follows:

	December 31, 2024	December 31, 2023

Weighted average number of common shares used in the calculation of basic earnings per share	203,983,457	194,448,367
Dilutive impact of share options	682,803	503,751
Dilutive impact of restricted share units and restricted share units with performance criteria	397,436	369,969
Dilutive impact of performance share units	477,846	6,419
Weighted average number of common shares used in the calculation of diluted earnings per share	205,541,542	195,328,506